Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Intangible Assets
Intangible Assets

Note 7: Intangible Assets

Intangible assets, net consisted of the following as of:

	March 31, 2023			December 31, 2022
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount

	(in thousands)
Indefinite lived intangible assets:
Medical licenses	$700	$—	$700	$700	$—	$700
Definite lived intangible assets:
Customer relationships	684,000	(91,200)	592,800	684,000	(74,100)	609,900
Trademarks	148,635	(20,255)	128,380	148,635	(16,704)	131,931
Payor contracts	4,700	(588)	4,112	4,700	(470)	4,230
Provider network	4,800	(631)	4,169	4,800	(511)	4,289
Total	$842,835	$(112,674)	$730,161	$842,835	$(91,785)	$751,050

Amortization of intangible assets was $20.9 million and $21.2 million during the three months ended March 31, 2023 and 2022, respectively.

Note 9: Intangible Assets, Net

Intangible assets, net consisted of the following as of:

	December 31,
	2022			2021
	Gross Carrying	Accumulated	Net Carrying	Gross Carrying	Gross Carrying	Net Carrying
	Amount	Amortization	Amount	Amount	Amount	Amount
Indefinite lived intangible assets:
Medical licenses	$700	$—	$700	$700	$—	$700
Definite lived intangible assets:
Customer relationships	684,000	(74,100)	609,900	684,000	(5,700)	678,300
Trademarks	148,635	(16,704)	131,931	148,600	(1,230)	147,370
Payor contracts	4,700	(470)	4,230	4,700	—	4,700
Provider network	4,800	(511)	4,289	4,800	(31)	4,769
Total	$842,835	$(91,785)	$751,050	$842,800	$(6,961)	$835,839

Amortization of intangible assets was $84.8 million and $7.0 million during the year ended December 31, 2022, and Successor Period of 2021, respectively. Estimated future amortization of intangible assets is $84.6 million for the year 2023 and $84.2 million for each of the years 2024 through 2027.